Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of assets and liabilities from discontinued operations

December 31,
2022

CURRENT ASSETS:
Cash	$829,258
Accounts receivable, net	402,309
Other receivables, net	99,405
Due from related parties	29,983
Prepayments and other current assets	202,054
Total current assets of discontinued operations	1,563,009

OTHER ASSETS:
Property and equipment, net	153,516
Right-of-use assets	52,813
Long-term deposits, net	18,993
Intangible assets, net	2,556,761
Goodwill	478,657
Total other assets of discontinued operations	3,260,740

Total assets of discontinued operations	$4,823,749

Carrying amounts of major classes of liabilities included as part of discontinued operations of Infobird HK, Infobird WFOE, Infobird Beijing, Infobird Guiyang, Infobird Anhui, Shanghai Qishuo and Anhui Weiao:

December 31,
2022

CURRENT LIABILITIES:
Account payable	$3,216,364
Bank loans - current	3,548,242
Other payables and accrued liabilities	1,134,345
Due to related parties	53,671
Due to Infobird Cayman	14,013,927
Deferred revenue	1,460,249
Taxes payable	653,085
Lease liabilities - current	39,861
Total current liabilities of discontinued operations	24,119,744

OTHER LIABILITIES:
Bank loans - noncurrent	18,170
Lease liabilities - noncurrent	8,602
Total other liabilities of discontinued operations	26,772

Total liabilities of discontinued operations	$24,146,516

Schedule of income and losses from discontinued operations

	For the Year Ended
	December 31,	December 31,	December 31,
	2023	2022	2021

REVENUES	$2,589,823	$5,505,734	$9,641,080
COST OF REVENUES	1,603,887	3,527,402	7,373,652

GROSS PROFIT	985,936	1,978,332	2,267,428

OPERATING EXPENSES:
Selling	607,424	3,368,714	3,828,835
General and administrative	954,576	6,142,730	5,152,995
Research and development	922,343	3,323,361	3,269,680
Long-live assets impairment	2,602,589	2,631,019	3,692,047
Total operating expenses	5,086,932	15,465,824	15,943,557

LOSS FROM OPERATIONS	(4,100,996)	(13,487,492)	(13,676,129)

OTHER INCOME (EXPENSE)
Interest income	1,296	2,994	9,135
Interest expense	(33,682)	(1,450,707)	(317,402)
Other (expense) income, net	(154,275)	1,206,793	(514,162)
Total other income (expense), net	(186,661)	(240,920)	(205,895)

LOSS FROM DISCONTINUED OPERATIONS BEFORE INCOME TAXES	(4,287,657)	(13,728,412)	(13,470,234)

GAIN ON THE SALE OF DISCONTINUED OPERATIONS BEFORE INCOME TAXES	22,858,286	—	—

TOTAL INCOME(LOSS) FROM DISCONTINUED OPERATIONS BEFORE INCOME TAXES	18,570,629	(13,728,412)	(13,470,234)

INCOME TAX EXPENSE(BENEFIT)	—	(77,649)	124,058

INCOME(LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX	18,570,629	(13,650,763)	(13,594,292)